Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Revenue	$ 159,729,000	$ 150,778,000		$ 462,678,000	$ 319,308,000
Cost of revenue	53,287,000	51,581,000		147,571,000	112,238,000
Gross profit	106,442,000	99,197,000		315,107,000	207,070,000
Operating costs and expenses
Sales and marketing	27,931,000	28,839,000		83,231,000	64,077,000
Research and development	5,661,000	7,050,000		16,679,000	14,348,000
General and administrative	36,127,000	44,360,000		117,819,000	98,681,000
Amortization of intangible assets	22,829,000	26,018,000		66,306,000	51,619,000
Total operating costs and expenses	92,548,000	106,267,000		284,035,000	228,725,000
Operating income (loss)	13,894,000	(7,070,000)		31,072,000	(21,655,000)
Non operating income (losses)
Foreign exchange gains (losses)	802,000	454,000		(1,832,000)	6,103,000
Interest and other income, net	177,000	382,000		2,450,000	650,000
Interest expense	(23,063,000)	(46,472,000)		(96,306,000)	(82,292,000)
Loss on extinguishment of debt	(51,872,000)	0		(51,872,000)	(23,591,000)
Total non operating loss	(73,956,000)	(45,636,000)		(147,560,000)	(99,130,000)
Loss before income taxes	(60,062,000)	(52,706,000)		(116,488,000)	(120,785,000)
Benefit from income taxes	(13,653,000)	(13,167,000)		(27,938,000)	(46,134,000)
Net loss	(46,409,000)	(39,539,000)		(88,550,000)	(74,651,000)
Other comprehensive income (loss) - foreign currency translation adjustments	13,371,000	(9,927,000)		35,965,000	(41,981,000)
Comprehensive loss	$ (33,038,000)	$ (49,466,000)		$ (52,585,000)	$ (116,632,000)
Net loss per share
Basic and diluted	$ (0.38)	$ (1.39)		$ (1.47)	$ (2.63)
Weighted-average shares outstanding used in computing per share amounts
Basic and diluted	120,584,316	28,369,644		60,120,689	28,369,644
Capitol Acquisition Corp. III [Member]
Operating costs and expenses
Total operating costs and expenses			$ (141,984)			$ (1,491,184)
Operating income (loss)			(141,984)			(1,491,184)
Non operating income (losses)
Interest income			25,479			837,950
Net loss			$ (116,505)			$ (653,234)
Net loss per share
Basic and diluted			$ (0.01)			$ (0.07)
Weighted-average shares outstanding used in computing per share amounts
Basic and diluted			9,098,268			9,735,456